Stockholder's Equity and Stock-based Compensation - Stock Appreciation Rights (SARs) Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Beginning balance (in shares)	890,341	847,635	560,797
SARs granted (in shares)	10,000
Exercised (in shares)	(70,086)	(15,000)
SARs cancelled (in shares)	(44,231)	(47,612)	(103,432)
SARs forfeited (in shares)	(44,231)
Ending balance (in shares)	785,890	890,341	847,635
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 36.17
Ending balance (usd per share)	35.33	$ 36.17
SARs granted (usd per share)	$ 15.23	$ 8.10	$ 2.04
Weighted average remaining contractual life, outstanding	5 years 4 months 24 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding	$ 572	$ 6,774
Stock appreciation rights (SARs)
Number of Shares
Beginning balance (in shares)	565,864	1,416,133	216,532
SARs granted (in shares)	960,009		1,210,000
Exercised (in shares)	(34,999)	(713,330)
SARs cancelled (in shares)		(136,939)	(10,399)
SARs forfeited (in shares)	(9,333)
Ending balance (in shares)	1,481,541	565,864	1,416,133
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 13.49	$ 7.70	$ 34.67
SARs granted (usd per share)	8.85		3.10
SARs exercised (usd per share)	3.10	3.10
SARs cancelled (usd per share)		7.70	34.20
SARs forfeited (usd per share)	45.00
Ending balance (usd per share)	10.53	$ 13.49	7.70
SARs granted (usd per share)	$ 8.85		$ 17.55
Weighted average remaining contractual life, outstanding	8 years 1 month 6 days
Aggregate intrinsic value, outstanding	$ 718
Exercisable and Vested
Number of shares (in shares)	0
Weighted average exercise price (usd per share)	$ 0.00